JPMORGAN TRUST I

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Emerging Markets Strategic Debt Fund

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Managed Income Fund

JPMorgan Short Duration Core Plus Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Equity Fund

JPMorgan Europe Dynamic Fund

JPMorgan International Equity Fund

JPMorgan International Focus Fund

JPMorgan International Value Fund

J.P. Morgan Funds

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

J.P. Morgan Money Market Funds

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Prime Money Market Fund

JPMorgan Tax Free Money Market Fund

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan High Yield Municipal Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

JPMorgan SmartRetirement® 2060 Fund

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

JPMorgan SmartRetirement® Blend 2060 Fund

J.P. Morgan U.S. Equity Funds

JPMorgan Diversified Fund

JPMorgan Equity Focus Fund

JPMorgan Hedged Equity Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Blend Fund

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Sustainable Leaders Fund

(formerly JPMorgan Small Cap Core Fund)

JPMorgan U.S. Applied Data Science Value Fund

(formerly JPMorgan Intrepid Value Fund)

JPMorgan U.S. Equity Fund

JPMorgan U.S. GARP Equity Fund

(formerly JPMorgan Intrepid Growth Fund)

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Research Enhanced Equity Fund

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Sustainable Leaders Fund

JPMorgan U.S. Value Fund

JPMorgan Value Advantage Fund

J.P. Morgan Specialty Funds

JPMorgan Opportunistic Equity Long/Short Fund

JPMorgan Research Market Neutral Fund

SUP-MFSAIII-1221

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

J.P. Morgan International Equity Funds

JPMorgan International Research Enhanced Equity Fund

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth Fund

JPMorgan Investor Growth & Income Fund

J.P. Morgan Money Market Funds

JPMorgan Liquid Assets Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

J.P. Morgan Municipal Bond Funds

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Sustainable Municipal Income Fund

JPMorgan Tax Free Bond Fund

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

JPMorgan SMID Cap Equity Fund

JPMORGAN TRUST IV

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Research Enhanced Equity Fund

JPMorgan International Equity Plus Fund

JPMorgan International Hedged Equity Fund

J.P. Morgan Funds

JPMorgan SmartSpendingSM 2015 Fund

JPMorgan SmartSpendingSM 2020 Fund

J.P. Morgan Money Market Funds

JPMorgan Institutional Tax Free Money Market Fund

JPMorgan Securities Lending Money Market Fund

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

J.P. Morgan SMA Funds

JPMorgan Core Focus SMA Fund

JPMorgan Municipal SMA Fund

J.P. Morgan Specialty Funds

JPMorgan Macro Opportunities Fund

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Premium Income Fund

JPMorgan Hedged Equity 2 Fund

JPMorgan Hedged Equity 3 Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S. Equity Funds

JPMorgan Growth Advantage Fund

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

Undiscovered Managers Behavioral Value Fund

(All Share Classes)

(each, a “Fund”)

Supplement dated December 10, 2021

to the Current Statements of Additional Information, as supplemented

Effective immediately, for each Fund that is permitted to invest in “Emerging Market Securities” (as shown in the “INVESTMENT PRACTICES” section of the Statement of Additional Information Part I), the “ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES — Investments in the China Region” section of the Statement of Additional Information Part II is amended to add the following as the eleventh, twelfth and thirteenth paragraphs:

Chinese operating companies sometimes rely on variable interest entity (“VIE”) structures to raise capital from non-Chinese investors. In a VIE structure, a China-based operating company establishes an entity (typically offshore) that enters into service and other contracts with the Chinese company designed to provide economic exposure to the company. The offshore entity then issues exchange-traded shares that are sold to the public, including non-Chinese investors (such as a Fund). Shares of the offshore entity are not equity ownership interests in the Chinese operating company and therefore the ability of the offshore entity to control the activities at the Chinese company are limited and the Chinese company may engage in activities that negatively impact investment value. The VIE structure is designed to provide the offshore entity (and in turn, investors in the entity) with economic exposure to the Chinese company that replicates equity ownership, without actual equity ownership. VIE structures are used due to Chinese government prohibitions on foreign ownership of companies in certain industries and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended.

Intervention by the Chinese government with respect to VIE structures could adversely affect the Chinese operating company’s performance, the enforceability of the offshore entity’s contractual arrangements with the Chinese company and the value of the offshore entity’s shares. Further, if the Chinese government determines that the agreements establishing the VIE structure do not comply with Chinese law and regulations, including those related to prohibitions on foreign ownership, the Chinese government could subject the Chinese company to penalties, revocation of business and operating licenses or forfeiture of ownership interests. The offshore entity’s control over the Chinese company may also be jeopardized if certain legal formalities are not observed in connection with the agreements, if the agreements are breached or if the agreements are otherwise determined not to be enforceable. If any of the foregoing were to occur, the market value of a Fund’s associated portfolio holdings would likely fall, causing substantial investment losses for the Fund.

In addition, Chinese companies listed on U.S. exchanges, including ADRs and companies that rely on VIE structures, may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting could significantly decrease the liquidity and value of the securities of these companies, decrease the ability of a Fund to invest in such securities and increase the cost of the Fund if it is required to seek alternative markets in which to invest in such securities.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE